Voya MI Dynamic SMID Cap Fund Expense Example - Class A C I R and W Shares [Member] - Voya MI Dynamic SMID Cap Fund	May 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 666
Expense Example, with Redemption, 3 Years	903
Expense Example, with Redemption, 5 Years	1,158
Expense Example, with Redemption, 10 Years	1,885
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	248
Expense Example, with Redemption, 3 Years	503
Expense Example, with Redemption, 5 Years	882
Expense Example, with Redemption, 10 Years	1,948
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	282
Expense Example, with Redemption, 5 Years	510
Expense Example, with Redemption, 10 Years	1,165
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	426
Expense Example, with Redemption, 5 Years	751
Expense Example, with Redemption, 10 Years	1,673
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	527
Expense Example, with Redemption, 5 Years	1,008
Expense Example, with Redemption, 10 Years	2,339
Class W
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	269
Expense Example, with Redemption, 5 Years	483
Expense Example, with Redemption, 10 Years	$ 1,100